Schedule of Investments (unaudited)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/21	$265	$270,761
5.00%, 09/01/21	430	441,931
Series A, 5.00%, 09/01/21	100	102,843
Alabama Public School & College Authority RB
5.00%, 03/01/21.	150	150,587
Series A, 5.00%, 02/01/21	165	165,000
Series A, 5.00%, 05/01/21	100	101,201
Series B, 5.00%, 05/01/21	145	146,741
Auburn University RB, Series A, 5.00%, 06/01/21	100	101,622
City of Huntsville AL GO
Series A, 5.00%, 08/01/21	90	92,196
Series A, 5.00%, 03/01/22 (PR 09/01/21)	115	118,221
State of Alabama GO
Series A, 5.00%, 08/01/21	885	906,594
Series A, 5.00%, 11/01/21	100	103,667
University of Alabama (The) RB, Series A, 5.00%, 07/01/21	370	377,282
		3,078,646
Alaska — 0.1%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/21	35	36,103
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/21 (NPFGC)	50	51,425
State of Alaska GO, Series A, 4.00%, 08/01/21	125	127,416
		214,944
Arizona — 2.7%
Arizona Board of Regents COP.
Series A, 5.00%, 06/01/21	460	466,918
Series B, 5.00%, 06/01/21	125	126,880
Series C, 5.00%, 06/01/21	105	106,579
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/21	280	285,676
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/21	250	257,092
Arizona State University RB, Series A, 5.00%, 07/01/2	170	173,488
Arizona Transportation Board RB, 5.00%, 07/01/21	1,125	1,147,804
Arizona Water Infrastructure Finance Authority RB Series A, 5.00%, 10/01/21	715	738,052
Series A, 5.00%, 10/01/21 (ETM)	50	51,602
City of Phoenix AZ GO
4.00%, 07/01/21	215	218,479
5.00%, 07/01/21	190	193,859
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/21	525	533,494
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/21	40	40,645
5.00%, 07/01/21	575	586,656
Series A, 5.00%, 07/01/21	130	132,635
City of Scottsdale AZ GOL, 5.00%, 07/01/21	445	454,078
County of Pima AZ GO, 5.00%, 07/01/21	55	56,120
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/21	170	173,461
Series B, 5.00%, 07/01/21	135	137,749
Maricopa County Community College District GO 5.00%, 07/01/21	395	403,022
Series D, 4.00%, 07/01/21	205	208,317
Maricopa County Unified School District No. 48 Scottsdale GO, 5. 00%, 07/01/21	170	173,446
Security	Par (000)	Value

Arizona (continued)
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/21	$150	$152,439
5.00%, 07/01/21	300	306,120
Pima County Regional Transportation Authority RB, 5.00%, 06/01/21	275	279,452
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/21	340	353,855
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/21	50	51,016
State of Arizona COP.
5.00%, 09/01/21	100	102,861
5.00%, 10/01/21	180	185,890
University of Arizona (The) RB
4.00%, 08/01/21	115	117,264
5.00%, 06/01/21	350	355,736
		8,570,685
Arkansas — 0.5%
Arkansas Development Finance Authority RB, Series C,
5.00%, 06/01/21	190	193,082
State of Arkansas GO
5.00%, 04/01/21	200	201,626
5.00%, 06/15/21	745	758,507
5.00%, 10/01/21	365	376,891
University of Arkansas RB
Series A, 5.00%, 09/15/21	75	77,266
Series B, 5.00%, 11/01/21	30	31,088
		1,638,460
California — 11.2%
91 Express Lanes Toll Road RB, 5.00%, 08/15/21	50	51,291
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	350	58,237
Alameda Corridor Transportation Authority RB, Series A, 4.00%, 10/01/21	100	102,357
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/21 (AGM)(a)	25	24,980
Bay Area Toll Authority RB, Series F-1, 5.00%, 04/01/21	110	110,889
Beverly Hills Unified School District CA, 5.00%, 08/01/21	400	409,800
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	235	237,862
California Health Facilities Financing Authority RB, 5.00%, 08/15/21	25	25,662
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/21	100	101,778
5.00%, 10/01/21	1,450	1,497,241
Series A-1, 5.00%, 10/01/21	35	36,152
California Municipal Finance Authority RB, Series A, 4.00%,10/01/21	435	446,345
California State Public Works Board RB 5.00%, 06/01/21	50	50,811
Series A, 5.00%, 04/01/21	70	70,566
Series A, 5.00%, 09/01/21	165	169,671
Series B, 5.00%, 10/01/21	100	103,237
Series C, 5.00%, 10/01/21	180	185,827
Series C, 5.00%, 11/01/21	500	518,220
Series D, 4.00%, 04/01/21	75	75,483
Series D, 5.00%, 12/01/21	150	156,139
Series E, 5.00%, 06/01/21	335	340,434
Series E, 5.00%, 09/01/21	195	200,520
Series F, 5.00%, 05/01/21	130	131,577
Series F, 5.00%, 10/01/21 (ETM)	50	51,646

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series G, 5.00%, 05/01/21	$75	$75,910
Series G, 5.00%, 11/01/21	140	145,102
Series G, 5.25%, 12/01/26 (PR 12/01/21)	250	260,750
Series I, 4.00%, 11/01/21	160	164,635
Series I, 5.00%, 11/01/21	40	41,458
California State University RB
Series A, 4.00%, 11/01/21	105	108,099
Series A, 5.00%, 11/01/21	490	508,120
California Statewide Communities Development Authority RB
5.00%, 05/15/21	50	50,485
Series A, 5.00%, 08/15/21	60	61,513
Chabot-Las Positas Community College District, 4.00%, 08/01/21	125	127,441
City & County of San Francisco CA GO
Series A, 5.00%, 06/15/21	25	25,455
Series C, 5.00%, 06/15/21	100	101,821
City of Los Angeles CA GO, Series B, 5.00%, 09/01/21	215	221,151
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/21	50	50,810
Series C, 5.00%, 06/01/21	615	624,957
City of Los Angeles Department of Airports RB
Series B, 5.00%, 05/15/21	50	50,704
Series C, 5.00%, 05/15/21	30	30,416
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/21	775	803,597
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/21 (AMBAC)(a)	100	99,890
County of Los Angeles CA COP, 5.00%, 09/01/21	45	46,215
County of Santa Clara CA GO, 5.00%, 08/01/21	395	404,677
East Bay Municipal Utility District Water System Revenue, VRDN,0.02%, 06/01/38 (Put 02/04/21)(b)(c)	1,245	1,245,000
El Camino Community College District GO, Series C, 0.00%, 08/01/21(a)	35	34,976
Escondido Union High School District GO, 0.00%, 08/01/21 (AGC)(a)	75	74,933
Folsom Cordova Unified School District School Facilities
Improvement Dist No. 2 GO, Series A, 0.00%, 10/01/21 (NPFGC)(a)	60	59,924
Fremont Union High School District GO
0.00%, 08/01/33 (PR 08/01/21)(a)	1,020	443,710
0.00%, 08/01/34 (PR 08/01/21)(a)	1,770	710,354
5.00%, 08/01/21	285	291,982
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/21(a)	35	34,958
Grossmont Union High School District GO, 0.00%, 08/01/21 (AGM)(a)	280	279,790
Imperial Irrigation District Electric System Revenue RB, 5.00%,11/01/21	500	518,335
Irvine Ranch Water District COP, 5.00%, 03/01/21	325	326,280
Los Altos Elementary School District GO, 4.00%, 08/01/21	100	101,953
Los Angeles Community College District/CA GO
Series B-1, 5.00%, 08/01/21	100	102,456
Series C, 5.00%, 08/01/21	70	71,698
Series G, 4.00%, 08/01/21	100	101,958
Series I, 4.00%, 08/01/21	140	142,741
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/21	685	696,159
Series A, 5.00%, 07/01/21	195	198,978
Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/21	$80	$81,944
Series A, 5.00%, 12/01/21	100	104,058

Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,105	1,123,056
Series A, 5.00%, 07/01/21	195	198,994
Series B, 5.00%, 07/01/21	15	15,307

Los Angeles Department of Water RB, Series B, 5.00%, 07/01/21	50	51,024
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/21	900	914,598
Series A, 5.00%, 07/01/21	580	591,809
Series A-1, 5.00%, 07/01/21	170	173,461
Series A-2, 5.00%, 07/01/21	155	158,156
Series C, 5.00%, 07/01/21	240	244,886
Series D, 5.00%, 07/01/21	235	239,785

Metropolitan Water District of Southern California RB, Series E, 5.00%, 07/01/21	160	163,264
Moreno Valley Unified School District/CA GO, 0.00%, 08/01/21 (NPFGC)(a)	50	49,906
Municipal Improvement Corp of Los Angeles RB
Series A, 5.00%, 11/01/21	220	228,118
Series B, 5.00%, 11/01/21	275	285,147
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/21 (NPFGC)(a)	75	74,948
Orange County Sanitation District RB, Series A, 5.00%, 02/01/21	15	15,000
Palo Alto Unified School District GO, 0.00%, 08/01/21(a)	20	19,987
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/21 (AGM)	90	92,537
Regents of the University of California Medical Center Pooled Revenue RB, Series J, 5.00%, 05/15/21	60	60,848
Rocklin Unified School District GO, 0.00%, 08/01/21 (NPFGC)(a)	75	74,888
Sacramento Municipal Utility District RB
Series E, 5.00%, 08/15/21	100	102,637
Series F, 5.00%, 08/15/21	105	107,769
Sacramento Suburban Water District RB, Series A, 4.50%, 11/01/21	220	227,280
San Diego Community College District GO
0.00%, 08/01/21(a)	400	399,720
5.00%, 08/01/21	100	102,450
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	700	704,557
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/21	45	46,422
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/21 (NPFGC)(a),	765	764,556
Series D-1, 5.50%, 07/01/21 (NPFGC),	200	204,502
Series R-3, 4.00%, 07/01/21	75	76,222
San Francisco Bay Area Rapid Transit District, 4.00%, 08/01/21	120	122,344
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	100	101,191
Series D, 5.00%, 05/01/21	100	101,191
San Joaquin Delta Community College District GO, 5.00%, 08/01/21	140	143,430

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Mateo County Community College District GO, Series B, 0.00%, 09/01/21 (NPFGC)(a)	$250	$249,812
San Mateo Union High School District GO, Series A, 5.00%, 09/01/21	100	102,861
San Ramon Valley Unified School District/CA GO, 5.00%, 08/01/21	300	307,350
Santa Ana Unified School District GO, Series A, 0.00%, 08/01/21(a)	100	99,802
Santa Clara Unified School District GO, 5.00%, 07/01/21	165	168,366
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/21	500	508,145
Santa Monica Community College District GO, Series A, 0.00%, 08/01/21 (NPFGC)(a)	25	24,983
Sequoia Union High School District GO, 5.00%, 07/01/21	320	326,528
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/21	50	51,299
Southern California Public Power Authority RB 5.00%, 07/01/21	150	153,046
Series A, 5.00%, 07/01/21	25	25,508
State of California Department of Water Resources Power
Supply Revenue RB
Series N, 4.00%, 05/01/21	200	201,962
Series N, 5.00%, 05/01/21	565	571,944
Series O, 5.00%, 05/01/21	920	931,307
State of California Department of Water Resources RB 5.00%, 12/01/21	215	223,817
Series AK, 5.00%, 12/01/21	465	484,070
Series AL, 5.00%, 12/01/21	100	104,101
State of California GO
4.00%, 09/01/21	140	143,185
4.00%, 10/01/21	65	66,691
5.00%, 02/01/21	405	405,000
5.00%, 04/01/21	435	438,506
5.00%, 08/01/21	775	793,949
5.00%, 09/01/21	3,290	3,383,928
5.00%, 10/01/21	740	764,161
5.00%, 11/01/21	530	549,473
5.00%, 12/01/21	630	655,729
Series A, 5.00%, 10/01/21	105	108,428
Series B, 5.00%, 08/01/21	150	153,667
Series B, 5.00%, 09/01/21	590	606,843
University of California RB
Series AB, 5.00%, 05/15/21	195	197,732
Series AM, 5.00%, 05/15/21	100	101,419
Series AO, 5.00%, 05/15/21	130	131,845
Ventura County Community College District GO, Series 2002-C, 0.00%, 08/01/21(a)	120	119,839
		35,917,404
Colorado — 0.6%
Board of Governors of Colorado State University System RB
Series B, 5.00%, 03/01/21	60	60,239
Series E, 5.00%, 03/01/21	175	175,696
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/21	125	129,680
City & County of Denver CO COP, Series 2010-B, 4.00%, 12/01/21	20	20,646
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/21	50	51,928
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 03/01/21	100	100,397
Security	Par (000)	Value

Colorado (continued)
Denver City & County School District No. 1 GO
Series A, 5.00%, 12/01/21 (SAW),	$100	$104,110
Series A, 5.25%, 12/01/21 (NPFGC),	415	432,916
Series B, 4.00%, 12/01/21 (SAW),	125	129,100
Series C, 5.00%, 12/01/21 (SAW),	190	197,809
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/21 (NPFGC)(a)	35	34,913
University of Colorado RB
5.00%, 06/01/31 (PR 06/01/21)	275	279,480
Series A, 5.00%, 06/01/21	10	10,160
Series A, 5.00%, 06/01/21 (ETM)	50	50,806
Series B, 4.25%, 06/01/21	95	96,290
Series B, 4.25%, 06/01/21 (ETM)	5	5,068
		1,879,238
Connecticut — 1.4%
City of Stamford CT GO
4.00%, 07/01/21	100	101,609
5.00%, 08/01/21	75	76,823
Connecticut State Health & Educational Facilities Authority RB
Series E, 5.00%, 07/01/21	25	25,466
Series O, 4.00%, 11/01/21	35	35,952
Series X-2, VRDN,1 80%, 07/01/37 (Put 02/09/21)(b)(c)	400	400,136
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 03/01/21	100	100,395
State of Connecticut GO
Series A, 5.00%, 03/15/21	100	100,581
Series A, 5.00%, 10/15/21	305	315,431
Series B, 4.50%, 05/15/21	160	161,998
Series B, 5.00%, 04/15/21	205	207,023
Series B, 5.00%, 05/15/21	265	268,689
Series C, 5.00%, 07/15/21	100	102,204
Series D, 5.00%, 11/01/21	250	259,090
Series E, 4.00%, 09/15/21	40	40,958
Series E, 5.00%, 10/15/21	250	258,550
Series G, 5.00%, 11/01/21	500	518,180
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/21	440	450,648
Series A, 5.00%, 09/01/21	80	82,260
Series A, 5.00%, 10/01/21	295	304,531
Series B, 5.00%, 08/01/21	55	56,331
Series B, 5.00%, 12/01/21	250	260,103
University of Connecticut RB, Series A, 5.00%, 08/15/21	240	246,156
		4,373,114
Delaware — 1.0%
City of Wilmington DE GO, Series A, 4.00%, 10/01/21	15	15,390
County of New Castle DE GO, Series A, 5.00%, 07/15/21	110	112,450
Delaware Transportation Authority RB
5.00%, 06/01/21	175	177,809
5.00%, 07/01/21	1,070	1,091,913
State of Delaware GO
5.00%, 03/01/21	880	883,485
Series 2009-C, 5.00%, 10/01/21	225	232,346
Series B, 5.00%, 02/01/21	100	100,000
Series B, 5.00%, 07/01/21	60	61,222
Series D, 5.00%, 07/01/21	250	255,090
University of Delaware RB, Series A, 5.00%, 11/01/21	160	165,867
		3,095,572

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia — 1.7%
District of Columbia GO
Series A, 5.00%, 06/01/21	$2,330	$2,367,956
Series D, 5.00%, 06/01/21	105	106,710
Series E, 5.00%, 06/01/21	200	203,258
District of Columbia RB
5.00%, 07/15/21	80	81,722
Series A, 4.00%, 12/01/21	100	103,254
Series A, 5.00%, 12/01/21	250	260,210
Series C, 4.00%, 12/01/21	200	206,508
Series C, 5.00%, 12/01/21	355	369,498
Series F, 5.00%, 12/01/21	200	208,168
District of Columbia Water & Sewer Authority RB
Series A, 4.00%, 10/01/21	455	466,803
Series A, 5.00%, 10/01/21	65	67,118
Series C, 5.00%, 10/01/21	460	474,987
Metropolitan Washington Airports Authority RB
Series C, 5.00%, 10/01/21	75	77,382
Series F-1, 5.00%, 10/01/21	475	490,086
		5,483,660
Florida — 5.2%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/21	280	285,617
Broward County FL Water & Sewer Utility Revenue RB, Series B, 5.00%, 10/01/21	160	165,213
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 03/01/21	140	140,556
City of Gainesville FL Utilities System Revenue RB, Series A,
5.00%, 10/01/21	50	51,612
City of Jacksonville FL RB
5.00%, 10/01/21	400	412,737
Series B, 5.00%, 10/01/21	435	448,803
Series C, 5.00%, 10/01/21	180	185,765
City of Miami Beach FL RB, 5.00%, 09/01/21	35	35,726
City of Orlando FL RB, Series A, 5.00%, 11/01/21, (ETM)	90	93,265
City of Tallahassee FL Utility System Revenue RB, 5.00%, 10/01/21	200	206,516
City of Tallahassee RB, 5.00%, 10/01/21	140	144,561
City of Tampa FL Water & Wastewater System Revenue RB, 5.00%, 10/01/21	100	103,258
County of Broward FL Airport System Revenue RB, Series Q-1, 5.00%, 10/01/21	100	103,155
County of Hillsborough FL Community Investment Tax Revenue RB, Series A, 5.00%, 11/01/21	40	41,374
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/21 (AGM)	40	41,268
County of Manatee FL Public Utilities Revenue RB, 5.00%, 10/01/21	115	118,747
County of Miami-Dade FL Aviation Revenue RB, Series B, 4.00%, 10/01/21	55	56,374
County of Miami-Dade FL GO, Series B, 5.00%, 07/01/21	245	249,998
County of Miami-Dade FL RB, Series B, 5.00%, 04/01/21	130	131,044
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/21	615	627,079
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/21	625	645,319
Series A, 5.00%, 10/01/21 (AGM),	140	144,551
County of Orange FL RB, 5.00%, 10/01/21	55	56,792
County of Orange FL Water Utility System Revenue RB, 5.00%, 10/01/21	90	92,908
County of Palm Beach FL GO, 5.00%, 07/01/21	110	112,234
Security	Par (000)	Value

Florida (continued)
County of Palm Beach FL RB, 4.00%, 06/01/21	$160	$162,067
Escambia County School Board COP, 5.00%, 02/01/21	120	120,000
Florida Department of Environmental Protection RB
5.00%, 07/01/21	270	275,438
Series A, 5.00%, 07/01/21	300	306,042
Series B, 5.00%, 07/01/21	310	316,243
Florida Department of Management Services COP, Series A, 5.00%, 08/01/21	295	302,198
Florida Municipal Power Agency RB
5.00%, 10/01/21	40	41,260
Series A, 5.00%, 10/01/21	410	422,893
Florida State University Housing Facility Revenue RB, Series A, 5.00%, 05/01/21	125	126,497
Greater Orlando Aviation Authority RB, Series C, 5.00%, 10/01/21	265	273,271
Hillsborough County School Board COP, Series A, 5.00%, 07/01/21	300	305,991
Hillsborough County School Board RB, 5.00%, 10/01/21 (AGM)	60	61,881
Jacksonville Transportation Authority RB, 5.00%, 08/01/21	125	127,961
JEA Electric System Revenue RB
Series A, 5.00%, 10/01/21	100	103,053
Series B, 5.00%, 10/01/21	50	51,527
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/21	225	232,284
Lee County School Board (The) COP
5.00%, 08/01/21	200	204,800
Series B, 3.00%, 08/01/21	50	50,703
Series B, 5.00%, 08/01/21	50	51,200
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/21	80	81,503
Series B, 5.00%, 07/01/21	155	157,912
Orange County Convention Center/Orlando RB, 5.00%, 10/01/21	270	277,968
Orange County School Board COP, Series A, 5.00%, 08/01/21	160	163,864
Orlando Utilities Commission RB
5.00%, 10/01/21	200	206,530
Series A, 5.00%, 10/01/21	65	67,122
Series C, 4.00%, 10/01/21	75	76,951
Series C, 5.25%, 10/01/21	145	149,975
Palm Beach County School District COP
Series B, 5.00%, 08/01/21	150	153,600
Series D, 5.00%, 08/01/21	290	296,960
Palm Beach County Solid Waste Authority RB, 5.00%, 10/01/21	75	77,357
Pasco County School Board COP, 5.00%, 08/01/21	75	76,762
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/21	475	482,624
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/21	235	237,804
Series D, 5.00%, 11/01/21	205	212,390
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/21	240	241,406
School District of Broward County/FL COP, Series A, 5.00%, 07/01/21	275	280,492
School District of Broward County/FL GO, Series B, 5.00%, 07/01/21	565	576,356
South Broward Hospital District RB, 5.00%, 05/01/21	50	50,553
St Johns County School Board COP, 5.00%, 07/01/21	75	76,530

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida Department of Transportation Turnpike System Revenue RB
Series A, 5.00%, 07/01/21	$910	$928,445
Series B, 5.00%, 07/01/21	520	530,540
Series C, 5.00%, 07/01/21	200	204,054
State of Florida GO
Series A, 4.00%, 06/01/21	305	308,980
Series A, 5.00%, 06/01/21	545	553,916
Series A, 5.00%, 07/01/21	460	469,343
Series B, 4.00%, 07/01/21	45	45,728
Series B, 5.00%, 06/01/21	520	528,507
Series C, 5.00%, 06/01/21	110	111,800
Series D, 5.00%, 06/01/21	95	96,554
Series E, 5.00%, 06/01/21	100	101,636
Series F, 5.00%, 06/01/21	150	152,454
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/21	245	250,008
Series B, 5.00%, 07/01/21	135	137,759
Tampa Bay Water RB, 5.00%, 10/01/21	65	67,104
Volusia County School Board COP, Series A, 5.00%, 08/01/21	35	35,840
		16,697,108
Georgia — 2.1%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/21	160	165,867
Series B, 5.00%, 11/01/21	250	259,167
Columbia County School District GO, 5.00%, 04/01/21 (SAW)	160	161,285
County of Carroll GA GO, 5.00%, 06/01/21	280	284,542
Forsyth County School District GO, 5.00%, 02/01/21	75	75,000
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD),	170	170,675
Series A, 5.00%, 06/01/21	150	152,428
Series B, 5.00%, 06/01/21	510	518,257
Gwinnett County School District GO
5.00%, 02/01/21	585	585,000
5.00%, 08/01/21 (SAW),	200	204,860
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/21	215	219,341
Series A, 5.25%, 07/01/21 (NPFGC),	250	255,305
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/21	50	51,783
State of Georgia GO
Series A, 5.00%, 02/01/21	250	250,000
Series A, 5.00%, 07/01/21	80	81,629
Series A, 5.00%, 08/01/21	200	204,890
Series A-1, 5.00%, 02/01/21	110	110,000
Series C, 4.00%, 09/01/21	225	230,119
Series C, 5.00%, 07/01/21	580	591,809
Series C, 5.00%, 10/01/21	275	283,979
Series C, 5.00%, 07/01/22 (PR 07/01/21)	150	153,060
Series D, 5.00%, 02/01/21	140	140,000
Series E, 5.00%, 12/01/21	145	150,922
Series E-2, 5.00%, 09/01/21	15	15,428
Series I, 5.00%, 07/01/21	470	479,569
Series I, 5.00%, 11/01/21	130	134,776
Series J-1, 4.00%, 07/01/21	450	457,299
Washington Wilkes Payroll Development Authority RB, 0.00%,12/01/21, (ETM)(a)	220	219,362
		6,606,352
Security	Par (000)	Value

Hawaii — 2.2%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/21	$325	$331,601
Series A, 4.00%, 07/01/21	245	248,964
Series A, 5.00%, 07/01/21	145	147,914
Series A, 5.25%, 07/01/36 (PR 07/01/21)	900	919,098
Series B, 4.00%, 07/01/21	55	55,890
Series B, 5.00%, 07/01/21	65	66,320
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/21	100	103,258
Series B, 4.00%, 10/01/21	740	759,195
Series B, 5.00%, 10/01/21	60	61,955
Series C, 4.00%, 11/01/21	100	102,920
Series C, 5.00%, 10/01/21	415	428,521
County of Hawaii HI GO, Series A, 5.00%, 09/01/21	255	262,265
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/21	490	499,952
State of Hawaii GO
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	540	561,962
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	395	411,065
Series DZ-2016, 5.00%, 12/01/26 (PR 12/01/21)	150	156,100
Series DZ-2017, 5.00%, 12/01/21	70	72,871
Series DZ-2017, 5.00%, 12/01/21 (ETM)	25	26,006
Series EA, 4.00%, 12/01/21	30	30,981
Series EE, 5.00%, 11/01/21	80	82,952
Series EF, 5.00%, 11/01/21	485	502,896
Series EH-2017, 5.00%, 08/01/21	195	199,789
Series EY, 5.00%, 10/01/21	250	258,195
Series EZ, 5.00%, 10/01/21	70	72,295
Series FB, 5.00%, 04/01/21	100	100,809
Series FE, 5.00%, 10/01/21	355	366,637
Series FH, 5.00%, 10/01/21	150	154,917
Series FN, 5.00%, 10/01/21	10	10,328
		6,995,656
Illinois — 1.5%
Chicago Transit Authority RB, 5.00%, 06/01/21	200	203,048
Illinois Finance Authority RB
5.00%, 07/01/21	275	280,585
5.00%, 10/01/21	200	206,406
VRDN, 0.02%, 12/01/46 (Put 02/04/21)(b)(c)	800	800,000
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/21	250	260,037
Regional Transportation Authority RB
5.75%, 06/01/21 (AGM),	40	40,738
Series A, 6.00%, 07/01/21 (NPFGC),	25	25,604
State of Illinois GO
4.00%, 02/01/21	75	75,000
4.00%, 09/01/21	75	76,484
5.00%, 02/01/21	110	110,000
5.00%, 06/01/21	195	197,853
5.00%, 07/01/21	200	203,648
5.00%, 08/01/21	390	398,506
Series A, 5.00%, 06/01/21	525	532,681
Series A, 5.00%, 12/01/21	300	310,815
Series B, 5.00%, 10/01/21	200	205,794
Series D, 5.00%, 11/01/21	720	740,002
State of Illinois RB, 5.00%, 06/15/21	190	192,658
		4,859,859
Indiana — 0.8%
Ball State University RB, Series R, 5.00%, 07/01/21	175	178,517

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority RB
Series A, 4.00%, 02/01/21	$100	$100,000
Series A, 4.00%, 10/01/21	100	102,547
Series A, 5.00%, 05/01/21	45	45,518
Series A, 5.00%, 10/01/21	300	309,630
Series A, 5.00%, 12/01/21	315	327,298
Series C, 5.00%, 12/01/21	135	140,490
Indiana University RB
Series A, 5.00%, 06/01/21	45	45,732
Series U, 5.00%, 08/01/21	120	122,934
Series W-2, 5.00%, 08/01/21	320	327,824
Indianapolis Local Public Improvement Bond Bank RB, Series K, 5.00%, 06/01/21 (AGM)	50	50,794
Purdue University RB
VRDN, 0.03%, 07/01/33 (Put 02/04/21)(b)(c)	850	850,000
Series CC, 5.00%, 07/01/21	65	66,320
Series DD, 5.00%, 07/01/21	45	45,914
		2,713,518
Iowa — 0.4%
City of Cedar Rapids IAGO, Series A, 5.00%, 06/01/21	265	269,298
City of Des Moines IAGO, Series E, 5.00%, 06/01/21	180	182,920
Iowa Finance Authority RB, 5.00%, 08/01/21	425	435,370
State of Iowa Board of Regents RB, 4.00%, 09/01/21	135	137,943
State of Iowa RB, Series A, 5.00%, 06/01/21	150	152,433
		1,177,964
Kansas — 0.4%
City of Wichita KS GO, Series 811, 5.00%, 06/01/21	150	152,433
Kansas Development Finance Authority RB, Series C, 5.00%, 05/01/21	40	40,470
Sedgwick County Unified School District No. 259 Wichita GO, Series A, 5.00%, 10/01/21	100	103,244
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/21	435	447,419
Series B, 5.00%, 09/01/21	625	642,844
		1,386,410
Louisiana — 0.3%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/21	25	25,893
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 4.00%, 05/01/21	20	20,190
State of Louisiana GO
Series A, 4.00%, 09/01/21	225	230,011
Series A, 5.00%, 02/01/21	15	15,000
Series A, 5.00%, 08/01/21	190	194,569
Series C, 5.00%, 07/15/21	300	306,570
State of Louisiana RB, Series A, 5.00%, 09/01/21	310	318,575
		1,110,808
Maine — 0.5%
City of Portland ME GOL, 4.00%, 04/01/21	310	311,987
Maine Municipal Bond Bank RB
Series B, 5.00%, 11/01/21	215	222,884
Series C, 5.00%, 11/01/21	405	419,852
Maine Turnpike Authority RB, 5.00%, 07/01/21	130	132,618
State of Maine GO, Series B, 5.00%, 06/01/21	370	376,001
		1,463,342
Maryland — 4.2%
City of Baltimore MD GO, Series B, 5.00%, 10/15/21	310	320,692
City of Baltimore MD RB
Series A, 5.00%, 07/01/21	475	484,486
Series D, 5.00%, 07/01/21	290	295,791
Security	Par (000)	Value

Maryland (continued)
County of Anne Arundel MD GOL
4.00%, 04/01/21	$400	$402,564
5.00%, 04/01/21	50	50,402
County of Baltimore MD COP, 5.00%, 10/01/21	125	128,988
County of Baltimore MD GO
5.00%, 08/01/21	300	307,320
Series B, 4.50%, 09/01/21	60	61,535
County of Carroll MD GO, 5.00%, 11/01/21	100	103,674
County of Harford MD GO, 5.00%, 09/15/21	240	247,296
County of Montgomery MD GO
Series A, 5.00%, 07/01/21	160	163,258
Series A, 5.00%, 11/01/21	1,520	1,575,845
County of Prince George’s MD GO, Series A, 5.00%, 09/15/21	500	515,200
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/21	290	298,262
Series B, 4.00%, 07/15/21	500	508,850
Maryland Health & Higher Educational Facilities Authority RB
Series A, 5.00%, 07/01/21	25	25,505
Series B, 5.00%, 07/01/21	90	91,828
Maryland State Transportation Authority RB, 5.00%, 07/01/21	570	581,554
Maryland Water Quality Financing Administration Revolving Loan Fund RB, 5.00%, 03/01/21	125	125,494
State of Maryland Department of Transportation RB
5.00%, 02/01/21	250	250,000
5.00%, 06/01/21	95	96,538
5.00%, 09/01/21	730	750,754
5.00%, 10/01/21	50	51,626
5.00%, 12/01/21	105	109,270
5.00%, 02/15/24 (PR 02/15/21)	2,500	2,504,450
State of Maryland GO
First Series, 5.00%, 06/01/21	400	406,504
First Series A, 5.00%, 03/01/21	120	120,475
First Series C, 4.00%, 08/15/21	250	255,252
First Series C, 5.00%, 08/01/21	655	671,015
Series A, 5.00%, 03/01/24 (PR 03/01/21)	195	195,776
Series B, 5.00%, 08/01/21	145	148,545
Series C, 5.00%, 08/01/21	1,130	1,157,628
Washington Suburban Sanitary Commission RB, 5.00%, 06/01/21 (GTD)	585	594,547
		13,600,924
Massachusetts — 4.1%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/21	300	305,451
Commonwealth of Massachusetts GO, Series A, 5.00%, 07/01/21	110	112,240
Commonwealth of Massachusetts GOL
Series A, 4.00%, 07/01/21	350	355,677
Series A, 5.00%, 03/01/21	125	125,495
Series A, 5.00%, 04/01/22 (PR 04/01/21)	200	201,618
Series A, 5.00%, 04/01/27 (PR 04/01/21)	550	554,449
Series A, 5.25%, 08/01/21	695	712,861
Series B, 5.00%, 08/01/21	445	455,880
Series B, 5.25%, 08/01/21	400	410,280
Series B, 5.25%, 08/01/21 (AGM),	200	205,140
Series B, 5.25%, 09/01/21 (AGM),	290	298,700
Series C, 5.00%, 10/01/21	260	268,489
Series D, 5.00%, 10/01/24 (PR 10/01/21)	350	361,452
Series D, 5.00%, 10/01/26 (PR 10/01/21)	1,435	1,481,953
Series E, 4.00%, 09/01/21	125	127,844

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/21 (AGM)	$200	$203,582
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/25 (PR 06/01/21)	450	457,330
Massachusetts Bay Transportation Authority RB
VRDN, 0.04%, 03/01/30 (Put 02/04/21)(b)(c)	1,400	1,400,000
Series A, 0.00%, 07/01/21(a)	200	199,892
Series A, 4.00%, 07/01/21	150	152,439
Series A, 5.00%, 07/01/21	150	153,060
Series C, 5.25%, 07/01/21	40	40,857
Series C, 5.50%, 07/01/21	200	204,494
Massachusetts Clean Water Trust (The) RB 5.25%, 08/01/21	35	35,903
Series 2014, 5.00%, 08/01/21.	600	614,736
Massachusetts Health & Educational Facilities Authority RB
VRDN, 0.00%, 07/01/31 (Put 02/04/21)(a)(b)(c)	1,100	1,100,000
Series M, 5.25%, 02/15/21	35	35,065
Massachusetts School Building Authority RB
Series A, 5.00%, 05/15/21 (ETM)	40	40,565
Series A, 5.00%, 08/15/21	685	703,022
Series A, 5.00%, 08/15/21 (ETM)	65	66,700
Series B, 4.00%, 10/15/21	75	77,060
Series B, 5.00%, 10/15/21	315	325,864
Series C, 5.00%, 08/15/21 (ETM)	105	107,774
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/36 (PR 08/01/21)	405	414,923
Series F, 5.00%, 08/01/21	160	163,904
Series J, 5.50%, 08/01/21 (AGM),	455	467,235
University of Massachusetts Building Authority RB
5.00%, 11/01/21	120	124,373
Series 1, 4.00%, 11/01/21	50	51,449
Series 2, 5.00%, 11/01/21	35	36,278
		13,154,034
Michigan — 1.8%
Michigan Finance Authority RB
5.00%, 08/01/21	70	71,641
5.00%, 10/01/21	1,275	1,316,451
Michigan State Building Authority RB
5.00%, 10/15/21	100	103,449
Series I, 5.00%, 04/15/21	275	277,736
Series I, 5.00%, 10/15/21	470	486,210
Series I-A, 5.00%, 10/15/21	160	165,518
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/21	250	257,128
Michigan Strategic Fund RB
5.00%, 10/15/21	55	56,674
Series CC, VRDN,1.45%, 09/01/30 (Put 09/01/21)(b)(c)	100	100,329
Royal Oak School District GO, 5.00%, 05/01/21	100	101,208
State of Michigan GO
Series A, 5.00%, 12/01/21	270	280,957
Series B, 5.00%, 11/01/21	235	243,580
State of Michigan RB, 5.00%, 03/15/21	125	125,689
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/21	880	913,800
5.25%, 11/01/21 (AGM),	125	129,798
5.50%, 11/01/21 (AGM),	490	509,722
University of Michigan, VRDN,0.03%, 12/01/29 (Put 02/04/21)(b)(c)	745	745,000
		5,884,890
Security	Par (000)	Value

Minnesota — 1.4%
County of Hennepin MN GO, Series C, 5.00%, 12/01/21	$250	$260,187
Metropolitan Council GO
Series B, 5.00%, 09/01/21	75	77,141
Series C, 5.00%, 03/01/21	120	120,475
Series E, 5.00%, 09/01/21	800	822,840
Minnesota Municipal Power Agency RB, Series A, 4.00%, 10/01/21	10	10,251
South Washington County Independent School District No. 833/MN GO, Series B, 5.00%, 02/01/21	150	150,000
State of Minnesota COP, 5.00%, 06/01/21	55	55,896
State of Minnesota GO
Series A, 5.00%, 08/01/21	325	332,998
Series B, 5.00%, 08/01/21	150	153,692
Series B, 5.00%, 10/01/21	290	299,489
Series D, 5.00%, 08/01/21	225	230,538
Series D, 5.00%, 10/01/21	245	253,048
Series E, 5.00%, 10/01/21	350	361,497
Series F, 5.00%, 10/01/21	395	407,976
State of Minnesota RB, Series A, 5.00%, 06/01/21	135	137,199
University of Minnesota RB
Series B, 5.00%, 12/01/21	300	312,174
Series D, 5.00%, 12/01/36 (PR 12/01/21)	500	520,120
		4,505,521
Mississippi — 0.8%
State of Mississippi GO
Series A, 5.00%, 10/01/29 (PR 10/01/21)	500	516,360
Series A, 5.00%, 10/01/36 (PR 10/01/21)	945	975,921
Series A, 5.25%, 11/01/21	340	353,100
Series C, 5.00%, 10/01/21	155	160,050
Series F, 5.00%, 11/01/21	340	352,468
Series F, 5.25%, 10/01/21	50	51,712
Series H, 4.00%, 12/01/21	165	170,354
		2,579,965
Missouri — 0.3%
Curators of the University of Missouri/The, Series A, 5.00%, 11/01/21	160	165,867
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	225	227,740
Series B, 5.00%, 05/01/21	120	121,462
Missouri State Environmental Improvement & Energy Resources Authority RB, Series A, 5.00%, 07/01/21	525	535,752
		1,050,821
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/21	20	20,488

Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/21	275	282,835
City of Omaha NE GO
5.25%, 04/01/21	130	131,105
Series A, 5.00%, 04/15/21	100	101,001
Series B, 5.00%, 11/15/21	280	290,799
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/21	45	46,736
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/21	200	208,066
Nebraska Public Power District RB, 5.00%, 07/01/21	50	51,011
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 4.00%, 02/01/21	50	50,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
Omaha Public Power District RB
Series B, 5.00%, 02/01/21	$155	$155,000
Series C, 5.00%, 02/01/21	100	100,000
University of Nebraska Facilities Corp. RB, Series A, 5.00%, 07/15/21	200	204,416
University of Nebraska RB
5.00%, 07/01/21	70	71,428
Series A, 5.00%, 07/01/21	65	66,326
		1,758,723
Nevada — 1.3%
City of Las Vegas NV GOL, Series A, 5.00%, 06/01/21.	130	132,109
Clark County School District GOL
Series A, 5.00%, 06/15/21	360	366,322
Series B, 5.00%, 06/15/21	200	203,512
Series D, 5.00%, 06/15/21	65	66,141
County of Clark Department of Aviation RB
5.00%, 07/01/21.	135	137,639
Series A, 5.00%, 07/01/21	175	178,348
Series B, 5.00%, 07/01/21	100	101,955
County of Clark NV GOL
5.00%, 06/01/21	120	121,943
5.00%, 11/01/21	385	399,087
County of Clark NV Passenger Facility Charge Revenue, Series C, 5.00%, 07/01/21	145	147,835
County of Clark NV RB
5.00%, 07/01/21	655	668,165
Series A, 5.00%, 07/01/21	500	510,050
Las Vegas Valley Water District GOL, Series B, 5.00%, 12/01/21	100	104,075
Nevada System of Higher Education RB
4.00%, 07/01/21	75	76,134
Series A, 4.00%, 07/01/21	50	50,756
Series A, 5.00%, 07/01/21	100	101,925
State of Nevada GOL
Series A, 5.00%, 04/01/21	205	206,656
Series A, 5.00%, 08/01/21	100	102,450
Series B, 5.00%, 11/01/21	245	254,021
Series D, 5.00%, 06/01/21	40	40,652
Series E, 5.00%, 06/01/21	115	116,873
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/21	70	72,865
		4,159,513
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/21	100	102,006
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/21	70	71,838
Series D, 5.00%, 08/15/21	70	71,838
State of New Hampshire GO, Series B, 5.00%, 11/01/21	75	77,751
		323,433
New Jersey — 1.1%
County of Bergen NJ GO, 5.00%, 10/15/21	100	103,449
County of Monmouth NJ GO, 4.00%, 03/01/21	200	200,630
New Jersey Building Authority RB
Series A, 5.00%, 06/15/21	100	101,738
Series A, 5.00%, 06/15/21 (ETM).	5	5,089
New Jersey Economic Development Authority RB
Series B, 5.00%, 11/01/21 (SAP),	440	455,356
Series DDD, 5.00%, 06/15/21	200	203,476

Security	Par (000)	Value

New Jersey (continued)
Series II, 5.00%, 03/01/21	$25	$25,100
Series KK, 5.00%, 03/01/21	20	20,080
Series NN, 5.00%, 03/01/21	235	235,910
Series NN, 5.00%, 03/01/21 (ETM)	50	50,197
Series UU, 5.00%, 06/15/21	230	233,997
Series XX, 5.00%, 06/15/21 (SAP),	790	803,730
New Jersey Educational Facilities Authority RB, Series 2014-A, 5.00%, 09/01/21	35	35,949
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21 (SAP),	120	122,086
Series A-1, 5.00%, 06/15/21	100	101,632
Series AA, 5.00%, 06/15/21 (SAP),	115	116,999
Series B, 5.00%, 06/15/21	135	137,346
State of New Jersey GO
5.00%, 06/01/21	245	248,775
5.25%, 08/01/21	160	163,907
Series T, 5.00%, 06/01/21	195	198,005
		3,563,451
New Mexico — 0.8%
Albuquerque Municipal School District No. 12 GO, 5.00%, 08/01/21	100	102,415
New Mexico Finance Authority RB
Series A, 5.00%, 06/15/21	350	356,374
Series B, 5.00%, 06/15/21	535	544,742
Series C, 5.00%, 06/01/21	100	101,629
State of New Mexico GO, 5.00%, 03/01/21, (ETM)	260	261,037
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/21	620	632,593
Series B, 4.00%, 07/01/21	230	233,721
Series B, 5.00%, 07/01/21	80	81,584
University of New Mexico (The) RB, Series A, 5.00%, 06/01/21	100	101,555
		2,415,650
New York — 8.2%
City of New York NY GO
4.00%, 08/01/21 (ETM)	25	25,485
5.00%, 08/01/21	750	768,300
5.00%, 08/01/21 (ETM)	180	184,383
Series 1, 5.00%, 08/01/21	50	51,220
Series A, 5.00%, 08/01/21	90	92,196
Series A-1, 4.00%, 08/01/21	200	203,886
Series A-1, 4.00%, 10/01/21	645	661,557
Series A-1, 5.00%, 08/01/21	285	291,954
Series A-4, 5.00%, 08/01/21	245	250,978
Series B, 5.00%, 08/01/21	285	291,954
Series C, 5.00%, 08/01/21	850	870,740
Series D-1, 5.00%, 08/01/21	35	35,854
Series E, 5.00%, 08/01/21	125	128,050
Series G, 5.00%, 08/01/21	140	143,416
Series H, 5.00%, 08/01/21	345	353,418
Series I, 5.00%, 03/01/21	25	25,099
Series I, 5.00%, 03/01/21 (ETM)	35	35,138
Series I, 5.00%, 08/01/21	315	322,686
Series J, 5.00%, 08/01/21	715	732,446
County of Nassau NY GOL
Series A, 5.00%, 04/01/21	50	50,379
Series C, 5.00%, 10/01/21	150	154,600
County of Westchester NY GO, 2.00%, 10/18/21	1,000	1,013,410
Long Island Power Authority RB 5.00%, 09/01/21	20	20,564

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 09/01/21 (ETM)	$80	$82,298
Series A, 0.00%, 06/01/21 (AGM)(a),	90	89,875
Series A, 5.00%, 05/01/21	15	15,180
Series A, 5.00%, 05/01/21 (ETM)	135	136,638
Series B, 5.00%, 09/01/21	205	210,859
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/21	30	31,079
Series A-1, 4.00%, 11/15/21 (ETM)	50	51,544
Series A-1, 5.00%, 11/15/21	110	113,223
Series B, 5.00%, 11/15/21	290	298,497
Series B, 5.25%, 11/15/21 (NPFGC),	250	257,912
Series B, 5.25%, 11/15/21 (NPFGC FGIC),	100	103,165
Series B-2, 5.00%, 11/15/21	210	216,153
Series B-4, 5.00%, 11/15/21	195	201,997
Series C, 5.00%, 11/15/21	280	288,205
Series C-1, 5.00%, 11/15/21	120	123,516
Series D, 5.00%, 11/15/21	255	262,471
Series E, 5.00%, 11/15/21	180	185,274
Series F, 4.00%, 11/15/21	25	25,528
Series F, 5.00%, 11/15/21	335	344,816
Nassau County Interim Finance Authority RB, Series A, 5.00%, 11/15/21	50	51,913
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.00%, 10/01/21	40	41,303
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/21	140	143,052
Series S, 5.00%, 07/15/21 (ETM SAW),	125	127,773
Series S-1, 5.00%, 07/15/21 (ETM SAW)	480	490,757
Series S-1, 5.00%, 07/15/21 (SAW),	100	102,194
Series S-2, 5.00%, 07/15/21 (ETM SAW),	15	15,327
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/21.	125	129,584
Series A, 5.00%, 11/01/21	110	114,034
Series A-1, 5.00%, 11/01/21	475	492,418
Series B, 5.00%, 11/01/21	100	103,667
Series B-1, 5.00%, 11/01/21	100	103,667
Series C, 5.00%, 11/01/21	840	870,802
Series C-1, 5.00%, 05/01/21	250	253,032
Series E, 5.00%, 11/01/21	150	155,500
Series F-1, 5.00%, 05/01/21	165	167,001
Series I, 5.00%, 05/01/21	95	96,152
New York City Water & Sewer System RB
VRDN,0.04%, 06/15/41 (Put 02/04/21)(b)(c)	880	880,000
Series DD, 5.00%, 06/15/21	125	127,261
Series EE, 4.00%, 06/15/21	80	81,152
Series FF, 5.00%, 06/15/21	150	152,713
New York Convention Center Development Corp. RB, 5.00%, 11/15/21	200	205,782
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	110	114,492
New York State Dormitory Authority RB
0.00%, 08/01/21 (SAP)(a),	80	79,905
4.00%, 05/15/21	90	91,001
5.00%, 05/15/21	150	152,106
5.00%, 08/15/21 (SAP),	150	153,642
Series A, 4.00%, 03/15/21	100	100,472
Series A, 5.00%, 02/15/21	205	205,367
Series A, 5.00%, 03/15/21	1,565	1,574,249
Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 07/01/21	$260	$265,275
Series A, 5.00%, 10/01/21 (AGM),	75	77,444
Series A, 5.00%, 10/01/21 (SAW),	215	222,005
Series A, 5.50%, 05/15/21 (AMBAC NPFGC),	100	101,518
Series B, 4.00%, 10/01/21 (SAW),	225	230,836
Series B, 5.00%, 03/15/21	800	804,728
Series B, 5.00%, 07/01/21	110	112,230
Series C, 5.00%, 03/15/21	200	201,182
Series D, 5.00%, 02/15/21	325	325,582
Series D, 5.00%, 08/15/21	70	71,842
Series D, 5.00%, 10/01/21 (BAM SAW),	225	232,391
Series E, 4.00%, 03/15/21	100	100,472
Series E, 5.00%, 03/15/21	560	563,310
Series E, 5.00%, 08/15/21	310	318,156
Series F, 5.00%, 10/01/21 (BAM SAW),	45	46,478
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 02/15/21	25	25,045
Series A, 5.00%, 06/15/21	1,175	1,196,303
Series B, 5.00%, 06/15/21	100	101,813
Series B, 5.00%, 11/15/21	375	389,464
Series E, 5.00%, 05/15/21	95	96,337
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	190	191,522
Series A-1, 5.00%, 04/01/21	130	131,041
New York State Thruway Authority RB, Series A, 5.00%, 03/15/21	180	181,062
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	685	689,049
Series A-1, 5.00%, 03/15/21	170	171,005
Series A-2, 5.50%, 03/15/21 (NPFGC),	135	135,879
Series D, 5.00%, 03/15/21	350	352,068
Series E, 5.00%, 03/15/21	70	70,414
Port Authority of New York & New Jersey RB
5.00%, 10/15/21.	160	165,506
Series 173, 4.00%, 12/01/21	30	30,971
Series 175, 5.00%, 12/01/21	55	57,237
Series 189, 5.00%, 05/01/21	110	111,332
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/21	165	170,725
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC),	205	213,430
Series A, 4.00%, 11/15/21	65	66,908
Series A, 5.00%, 11/15/21	80	83,093
Series B, 4.00%, 11/15/21	305	314,394
Series B, 5.00%, 11/15/21	460	477,783
Series C, 5.00%, 11/15/21	175	181,765
		26,399,856
North Carolina — 2.8%
City of Asheville NC Water System Revenue RB, 4.00%, 08/01/21	50	50,972
City of Charlotte NC COP, Series A, 5.00%, 12/01/21	495	514,963
City of Charlotte NC GO, 5.00%, 12/01/21	285	296,614
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/21	355	362,210
5.00%, 12/01/21	50	52,037
City of Durham NC GO, Series C, 5.00%, 07/01/21	50	51,016
City of Raleigh NC Combined Enterprise System Revenue RB
5.00%, 03/01/21	40	40,158
Series B, 5.00%, 12/01/21	135	140,501

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
City of Raleigh NC GO
Series A, 4.00%, 09/01/21	$50	$51,134
Series B, 5.00%, 04/01/21	50	50,402
City of Raleigh NC RB, Series A, 5.00%, 10/01/21	40	41,303
County of Buncombe NC RB
5.00%, 06/01/21	65	66,054
Series A, 5.00%, 06/01/21	595	604,651
County of Cabarrus NC GO, 5.00%, 03/01/21	75	75,296
County of Durham NC GO
5.00%, 10/01/21	160	165,213
5.00%, 11/01/21	110	114,034
County of Forsyth NC GO
4.00%, 12/01/21	10	10,325
5.00%, 07/01/21	50	51,016
County of Guilford NC GO, Series D, 5.00%, 08/01/21	250	256,100
County of Mecklenburg NC GO
Series A, 5.00%, 04/01/21	100	100,804
Series A, 5.00%, 09/01/21	200	205,698
Series A, 5.00%, 12/01/21	570	593,227
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/21	320	330,426
County of New Hanover NC GO
5.00%, 02/01/21	200	200,000
5.00%, 08/01/21	300	307,320
County of Wake NC GO
Series A, 5.00%, 05/01/21	215	217,625
Series C, 5.00%, 03/01/21	535	537,129
County of Wake NC RB, Series A, 5.00%, 12/01/21.	75	78,076
North Carolina State University at Raleigh RB, Series A, 5.00%, 10/01/21	100	103,251
State of North Carolina GO
5.00%, 06/01/21	430	436,975
Series A, 5.00%, 06/01/21	225	228,649
Series C, 4.00%, 05/01/21	490	494,733
Series C, 5.00%, 05/01/21	120	121,456
Series D, 4.00%, 06/01/21	100	101,292
State of North Carolina RB
5.00%, 03/01/21	590	592,313
Series B, 5.00%, 06/01/21	400	406,488
Series C, 5.00%, 05/01/29 (PR 05/01/21)	750	759,157
University of North Carolina at Chapel Hill RB, 0.00%, 08/01/21(a)	55	54,935
University of North Carolina at Greensboro RB, 5.00%, 04/01/21	80	80,623
		8,944,176
Ohio — 4.0%
American Municipal Power Inc. RB, Series A, 5.00%, 02/15/21	185	185,322
City of Columbus OH GO
Series 1, 5.00%, 07/01/21	440	448,958
Series 2012-3, 5.00%, 08/15/21	225	230,933
Series A, 4.00%, 08/15/21	115	117,416
Series A, 5.00%, 02/15/21	110	110,196
Series A, 5.00%, 08/15/21	305	313,043
City of Columbus OH GOL
Series 2012-4, 4.00%, 08/15/21	20	20,420
Series B, 5.00%, 08/15/21	70	71,846
Cleveland State University RB, 5.00%, 06/01/21	55	55,799
Columbus City School District GO, Series A, 5.00%, 12/01/21	105	109,261
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/21	250	254,055
Security	Par (000)	Value

Ohio (continued)
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/21	$545	$566,745
Miami University/Oxford OH RB, 5.00%, 09/01/21	325	334,162
Northeast Ohio Regional Sewer District RB, 5.00%, 11/15/21.	70	72,700
Ohio State Building Authority RB
5.00%, 10/01/21	180	185,877
Series A, 5.00%, 10/01/21	25	25,816
Ohio State University (The) RB
Series A, 5.00%, 06/01/21	50	50,811
Series D, 5.00%, 12/01/21	75	78,056
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.50%, 02/15/21 (NPFGC)	105	105,206
Ohio Water Development Authority RB
Series A, 5.00%, 06/01/21	305	309,968
Series C, 5.00%, 06/01/21	200	203,258
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/21	25	25,407
5.00%, 12/01/21	640	666,195
5.50%, 06/01/21	250	254,485
Series B, 5.00%, 12/01/21	150	156,140
State of Ohio GO
5.00%, 09/01/21.	150	154,310
Series A, 5.00%, 03/01/21	100	100,399
Series A, 5.00%, 05/01/21	130	131,590
Series A, 5.00%, 08/01/21	85	87,092
Series A, 5.00%, 09/01/21	50	51,437
Series A, 5.00%, 09/15/21	635	654,463
Series A, 5.00%, 02/01/29 (PR 08/01/21)	4,680	4,794,660
Series B, 5.00%, 08/01/21	525	537,920
Series B, 5.00%, 09/01/21	135	138,879
Series C, 5.00%, 09/15/21	165	170,057
Series R, 5.00%, 05/01/21	20	20,245
Series T, 5.00%, 11/01/21	200	207,396
State of Ohio RB
5.00%, 10/01/21.	60	61,967
Series A, 5.00%, 04/01/21	250	252,022
Series A, 5.00%, 10/01/21	210	216,884
Series B, 5.00%, 04/01/21	180	181,456
		12,712,852
Oklahoma — 0.7%
City of Oklahoma City OK GO, 5.00%, 03/01/21	515	517,034
Grand River Dam Authority RB, Series A, 5.00%, 06/01/21	730	741,672
Oklahoma Capital Improvement Authority RB
5.00%, 10/01/21	160	165,114
Series B, 5.00%, 07/01/21	315	321,278
Series C, 5.00%, 07/01/21	70	71,395
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/21.	160	163,250
Oklahoma Development Finance Authority RB, Series A, 5. 00%, 08/15/21	45	46,090
Oklahoma Water Resources Board RB, Series A, 5.00%, 04/01/21	145	146,166
University of Oklahoma (The) RB, Series C, 5.00%, 07/01/21	150	152,920
Oregon — 2.3%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/21	150	151,820
Series A, 5.00%, 06/01/21	625	635,137
Series A, 5.00%, 08/01/21	245	250,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
Series A, 5.00%, 10/01/21	$60	$61,955
Series B, 5.00%, 10/01/21	100	103,258
City of Portland OR Water System Revenue RB, Series A, 4.00%, 10/01/21	425	436,024
City of Salem OR GO, 5.00%, 06/01/21	235	238,812
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/21 (GTD)	150	152,709
County of Multnomah OR GOL, 5.00%, 06/01/21	500	508,110
County of Washington OR GOL, 5.00%, 03/01/21	300	301,185
Lane Community College GO, 4.00%, 06/15/21 (GTD)	65	65,939
Marion & Clackamas Counties School District No. 4J Silver Falls/OR GO, 4.00%, 06/15/21 (GTD)	75	76,040
Metro/OR GO, Series A, 5.00%, 06/01/21	200	203,244
Oregon Health & Science University RB, Series A, 5.00%, 07/01/21	320	326,298
Oregon State Facilities Authority RB, Series A, 5.00%, 11/15/21	65	67,244
Oregon State Lottery RB
Series B, 5.00%, 04/01/21	190	191,528
Series C, 4.00%, 04/01/21	160	161,026
Series D, 5.00%, 04/01/21 (MO),	95	95,764
Portland Community College District GO, 5.00%, 06/15/21	205	208,717
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/21 (GTD)(a)	100	99,922
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/21	295	306,378
Series C, 5.00%, 11/15/21	400	415,428
State of Oregon GO
Series C, 5.00%, 06/01/21	200	203,252
Series D, 5.00%, 06/01/21	540	548,780
Series F, 5.00%, 05/01/21	340	344,134
Series H, 5.00%, 05/01/21	350	354,256
Series J, 5.00%, 05/01/21	80	80,973
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 10/01/21	150	154,785
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/15/21 (GTD),	540	549,752
Series B, 4.00%, 06/15/21 (GTD),	125	126,795
Washington County Clean Water Services RB, Series A, 5.00%, 10/01/21	55	56,792
		7,477,035
Pennsylvania — 2.2%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/21	125	127,821
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 07/01/21	200	203,978
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	120	122,666
First Series, 5.00%, 03/15/21	1,000	1,005,920
First Series, 5.00%, 04/01/21	40	40,325
First Series, 5.00%, 06/01/21	225	228,650
First Series, 5.00%, 06/15/21	200	203,626
First Series, 5.00%, 07/01/21	425	433,632
First Series, 5.00%, 08/15/21	125	128,289
First Series, 5.00%, 09/15/21	65	66,976
First Series, 5.00%, 11/15/21	475	493,321
First Series, 5.00%, 11/15/24 (PR 11/15/21)	100	103,817
Second Series, 5.00%, 07/01/21	75	76,523
Second Series, 5.00%, 09/15/21	200	206,080
Second Series, 5.00%, 10/15/21	60	62,069
Security	Par (000)	Value

Pennsylvania (continued)
Series D, 5.00%, 08/15/21	$100	$102,631
Series T, 5.00%, 07/01/21	180	183,656
County of Chester PA GO, 5.00%, 11/15/21	30	31,157
Delaware County Authority RB, 5.00%, 08/01/21	160	163,742
Pennsylvania Higher Educational Facilities Authority RB
Series A, 5.00%, 05/01/21 (ETM)	15	15,181
Series A, 5.25%, 05/01/41 (PR 05/01/21)	2,060	2,086,162
Series AN, 5.00%, 06/15/21	25	25,449
Pennsylvania Turnpike Commission RB
0.00%, 12/01/21(a)	20	19,891
Series A, 5.00%, 12/01/21	320	332,921
Series A, 5.25%, 07/15/21 (AGM),	100	102,335
Series B, 5.00%, 12/01/23 (PR 12/01/21)	450	468,301
Township of Cranberry PA GO, 5.00%, 03/01/21	175	175,697
		7,210,816
Rhode Island — 0.7%
Rhode Island Commerce Corp RB, Series A, 5.00%, 06/15/21	255	259,518
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/21	770	791,891
Rhode Island Infrastructure Bank RB, Series B, 5.00%, 10/01/21	115	118,739
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 4.00%, 10/01/21	145	148,753
Series C, 5.00%, 10/01/21	280	289,122
State of Rhode Island GO
Series A, 5.00%, 05/01/21	100	101,213
Series D, 5.00%, 08/01/21	400	409,760
		2,118,996
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/21	145	150,922
City of Columbia SC Waterworks & Sewer System Revenue RB, 4.50%, 02/01/21	75	75,000
County of Charleston SC GO, Series A, 5.00%, 11/01/21	155	160,684
Grand Strand Water & Sewer Authority RB, 5.00%, 06/01/21	265	269,298
Horry County School District/SC GO
5.00%, 03/01/21	230	230,908
5.00%, 03/01/21 (SCSDE),	125	125,494
SCAGO Educational Facilities Corp. for Picknes School District RB, 5.00%, 12/01/21	65	67,510
South Carolina Public Service Authority RB
Series B, 4.00%, 12/01/21	55	56,757
Series B, 5.00%, 12/01/21	165	171,639
Series B, 5.00%, 12/01/21 (ETM)	40	41,592
South Carolina Transportation Infrastructure Bank RB
Series A, 5.00%, 10/01/21	440	453,583
Series B, 5.00%, 10/01/21	300	309,261
State of South Carolina GO
Series A, 4.00%, 06/01/21	290	293,776
Series A, 5.00%, 07/01/21 (SAW),	300	306,132
		2,712,556
Tennessee — 1.7%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/21	25	25,000
City of Johnson City TN GO, Series A, 5.00%, 06/01/21	200	203,244
City of Memphis TN GO, 5.00%, 06/01/21	500	508,110
County of Montgomery TN GO, 5.00%, 04/01/21	175	176,407

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Shelby TN GO
Series A, 4.00%, 03/01/21	$120	$120,378
Series A, 5.00%, 03/01/21	200	200,790
Series A, 5.00%, 04/01/21	250	252,010
County of Sumner TN GO
5.00%, 06/01/21	125	127,027
5.00%, 12/01/21	190	197,742
County of Williamson TN GO, Series A, 5.00%, 04/01/21	500	504,020
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series D, 4.00%,10/01/21	340	348,752
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/21	425	433,670
Series C, 5.00%, 07/01/21	270	275,508
State of Tennessee GO
Series A, 5.00%, 08/01/21	830	850,252
Series A, 5.00%, 09/01/21	50	51,425
Series B, 5.00%, 08/01/21	250	256,100
Series B, 5.00%, 11/01/21	75	77,750
Tennessee State School Bond Authority RB, Series B, 5.00%, 11/01/21	770	798,236
		5,406,421
Texas — 12.2%
Allen Independent School District GO, 5.00%, 02/15/21 (PSF)	100	100,178
Austin Independent School District GO
5.00%, 08/01/21 (PSF),	195	199,768
Series A, 5.00%, 08/01/21 (PSF),	125	128,056
Series B, 5.00%, 08/01/21	50	51,220
Canadian River Municipal Water Authority Corp. RB, 5.00%, 02/15/21	220	220,379
Carrollton-Farmers Branch Independent School District GO, 5.00%, 02/15/21 (PSF)	100	100,179
Central Texas Turnpike System RB
First Series, 0.00%, 08/15/21 (AMBAC)(a),	375	374,760
Series A, 0.00%, 08/15/21 (AMBAC)(a),	100	99,765
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/21	120	124,639
City of Austin TX GOL
5.00%, 09/01/21	600	617,130
Series A, 4.00%, 09/01/21	50	51,138
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 05/15/21	105	106,473
5.00%, 05/15/21 (ETM)	85	86,163
5.00%, 11/15/21	135	140,057
5.00%, 11/15/21 (ETM)	100	103,756
Series A, 5.00%, 05/15/21	165	167,322
Series A, 5.00%, 11/15/21	5	5,193
Series A, 5.00%, 11/15/21 (ETM)	20	20,747
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/21	155	158,409
Series C, 5.00%, 07/15/21	50	51,100
City of Dallas TX GOL, 5.00%, 02/15/21	160	160,287
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/21	65	67,127
Series A, 5.00%, 10/01/21	110	113,599
City of Denton TX GO, 5.00%, 02/15/21	55	55,098
City of Denton TX GOL, 5.00%, 02/15/21	125	125,223
City of El Paso TX GOL, 4.00%, 08/15/21	110	112,305

Security	Par (000)	Value

Texas (continued)
City of El Paso TX Water & Sewer Revenue RB, 5.00%, 03/01/21	$75	$75,296
City of Fort Worth TX Water & Sewer System Revenue RB, 5.00%, 02/15/21.	80	80,142
City of Garland TX Electric Utility System Revenue RB, 5.00%, 03/01/21	85	85,329
City of Garland TX GOL, 5.00%, 02/15/21	115	115,204
City of Grand Prairie TX GOL, 5.00%, 02/15/21	180	180,319
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/21.	775	790,089
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/21	110	114,253
Series C, 5.00%, 05/15/21	180	182,533
Series D, 5.00%, 11/15/21	245	254,472
City of Houston TX GOL, Series A, 5.00%, 03/01/21	300	301,188
City of Lubbock TX GOL
5.00%, 02/15/21	190	190,334
Series A, 4.00%, 02/15/21	420	420,588
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/21	300	300,000
5.00%, 02/01/21	755	755,000
City of San Marcos TX GOL, 5.00%, 08/15/21	40	41,028
Clear Creek Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	100	100,178
Clifton Higher Education Finance Corp. RB, 5.00%, 03/01/21	80	80,312
Conroe Independent School District GO, 5.00%, 02/15/21 (PSF)	40	40,071
County of Denton TX GOL, 5.00%, 07/15/21	125	127,755
County of Fort Bend TX GO, 5.00%, 03/01/21	15	15,059
County of Harris TX, 5.00%, 10/01/21	100	103,258
County of Harris TX GOL
Series A, 5.00%, 08/15/21	55	56,447
Series A, 5.00%, 10/01/21	95	98,095
Series B, 5.00%, 10/01/21	100	103,258
County of Harris TX RB
5.00%, 08/15/21	145	148,815
Series A, 5.00%, 08/15/21	125	128,289
Cypress-Fairbanks Independent School District GO
4.00%, 02/15/21 (PSF),	120	120,170
5.00%, 02/15/21 (PSF),	50	50,089
Series A, 5.00%, 02/15/21 (PSF)	405	405,721
Series C, 5.00%, 02/15/21 (PSF),	100	100,178
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/21	225	234,074
Series B, 4.00%, 12/01/21	140	144,484
Series B, 5.00%, 12/01/21	55	57,218
Dallas Independent School District GO, 4.00%, 08/15/21 (PSF)	70	71,467
Dallas/Fort Worth International Airport RB
Series E, 5.00%, 11/01/21	150	155,235
Series F, 5.00%, 11/01/21	180	186,282
Series G, 5.00%, 11/01/21	85	87,967
Denton Independent School District GO, Series A, 5.00%, 08/15/21 (PSF)	100	102,637
De Soto Independent School District GO, 0.00%, 08/15/21 (PSF)(a)	250	249,760
Edinburg Consolidated Independent School District/TX GO, 4.00%, 02/15/21 (PSF)	100	100,142

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Fort Bend Independent School District GO
5.00%, 08/15/21 (PSF),	$315	$323,307
Series E, 5.00%, 02/15/21 (PSF),	170	170,303
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	520	520,926
Frisco Independent School District GO
5.00%, 08/15/21 (PSF),	140	143,699
Series A, 4.50%, 08/15/21 (PSF),	70	71,662
Garland Independent School District GO, 5.00%, 02/15/21 (PSF)	100	100,178
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/21 (PSF),	55	56,450
Series A, 5.00%, 08/15/21	45	46,184
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/21	30	30,938
Series A, 5.00%, 11/15/21	105	109,008
Harris County Flood Control District RB, Series A, 5.25%, 10/01/21	230	237,891
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/21	150	153,946
Houston Community College System GOL, 5.00%, 02/15/21	230	230,408
Houston Community College System RB, 5.00%, 04/15/21	100	100,989
Houston Independent School District GOL, 5.00%, 02/15/21 (PSF)	250	250,445
Katy Independent School District GO, Series A, 5.00%, 02/15/21 (PSF)	315	315,561
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/21 (PSF)	285	292,515
Klein Independent School District GO, Series B, 5.00%, 08/01/21	100	102,440
Laredo Community College District GOL, 5.00%, 08/01/21	65	66,570
Leander Independent School District GO
0.00%, 08/15/21 (PSF)(a),	175	174,877
Series A, 0.00%, 08/15/21 (PSF)(a)	500	499,650
Series B, 0.00%, 08/15/21(a)	150	149,815
Series D, 0.00%, 08/15/21 (PSF)(a),	50	49,965
Lewisville Independent School District GO
Series A, 5.00%, 08/15/21 (PSF),	150	153,955
Series B, 4.00%, 08/15/21	285	290,971
Lone Star College System GOL
5.00%, 02/15/21	285	285,504
Series A, 5.00%, 08/15/21	145	148,815
Longview Independent School District GO, 5.00%, 02/15/21 (PSF)	70	70,125
Lower Colorado River Authority RB
5.00%, 05/15/21	350	354,865
Series A, 5.00%, 05/15/21	355	359,934
Series B, 5.00%, 05/15/21	180	182,502
Magnolia Independent School District/TX GO, 5.00%, 08/15/21	60	61,579
Manor Independent School District GO
5.00%, 08/01/21 (PSF),	5	5,122
5.00%, 08/01/21 (ETM) (PSF),	10	10,243
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/21	145	150,227
Series B, 5.00%, 11/01/21	230	238,291
Midland Independent School District GO, 5.00%, 02/15/21 (PSF)	50	50,089
North East Independent School District/TX GO, 5.25%, 02/01/21 (PSF)	115	115,000

Security	Par (000)	Value

Texas (continued)
North Texas Municipal Water District RB, 5.00%, 06/01/21	$465	$472,528
North Texas Municipal Water District Upper East Fork
Wastewater Interceptor System Revenue RB, 5.00%, 06/01/21	435	442,042
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/21	465	478,220
North Texas Tollway Authority RB
Series A, 5.00%, 09/01/21 (ETM)	20	20,566
Series A, 5.50%, 09/01/36 (PR 09/01/21)	820	845,592
Series D, 5.00%, 09/01/28 (PR 09/01/21)	800	822,648
Series D, 5.00%, 09/01/29 (PR 09/01/21)	155	159,388
Series D, 5.00%, 09/01/32 (PR 09/01/21)	270	277,644
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,500	1,544,640
Northside Independent School District GO
5.00%, 08/15/21 (PSF),	265	271,988
Series A, 4.00%, 08/15/21 (PSF),	40	40,840
Northwest Independent School District GO, 5.00%, 02/15/21 (PSF)	40	40,071
Pasadena Independent School District GO, 5.00%, 02/15/21 (PSF)	110	110,196
Permanent University Fund - Texas A&M University System RB, 5.00%, 07/01/21	430	438,789
Permanent University Fund - University of Texas System RB, Series A, 5.00%, 07/01/21	160	163,250
Pflugerville Independent School District GO, 5.00%, 02/15/21 (PSF)	50	50,089
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/21	125	129,013
Richardson Independent School District GO, 4.00%, 02/15/21 (PSF)	300	300,426
San Antonio Water System RB
5.00%, 05/15/21	100	101,416
Series A, 5.00%, 05/15/21	50	50,708
Series A, 5.00%, 05/15/21 (ETM)	5	5,070
Series B, 5.00%, 05/15/21	160	162,266
Santa Fe Independent School District/TX GO, 5.00%, 02/15/21 (PSF)	345	345,614
South Texas College GOL, 5.00%, 08/15/21	70	71,842
Southwest Higher Education Authority Inc. RB, 5.00%, 10/01/21	140	144,466
Spring Branch Independent School District GO, Series B, 5.00%, 02/01/21 (PSF)	115	115,000
Spring Independent School District GO, 5.00%, 08/15/21 (PSF)	250	256,592
State of Texas GO
5.00%, 04/01/21	490	493,949
5.00%, 10/01/21	305	314,958
Series A, 5.00%, 04/01/21	500	504,030
Series A, 5.00%, 08/01/21	35	35,856
Series A, 5.00%, 10/01/21	620	640,243
Series C, 5.00%, 08/01/21	20	20,489
Series D, 5.00%, 05/15/21	200	202,814
Series G, 5.00%, 08/01/21	100	102,445
State of Texas RB, 4.00%, 08/26/21	3,500	3,578,295
Tarrant County Cultural Education Facilities Finance Corp. RB, 5.00%, 12/01/21	90	93,591
Tarrant Regional Water District RB
5.00%, 03/01/21	120	120,473
6.00%, 09/01/21	540	558,452
Series A, 5.00%, 03/01/21	65	65,256

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Public Finance Authority RB, 5.00%, 02/01/21	$350	$350,000
Texas State University System RB
4.50%, 03/15/21	15	15,078
5.00%, 03/15/21	125	125,729
Series A, 5.00%, 03/15/21	1,000	1,005,830
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/21	585	604,258
Series A, 5.00%, 04/01/21	680	685,528
Texas Water Development Board RB
Series A, 5.00%, 04/15/21	230	232,298
Series A, 5.00%, 10/15/21	275	284,523
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/21	195	199,758
Tyler Independent School District GO, 5.00%, 02/15/21 (PSF)	150	150,268
University of Houston RB, Series A, 5.00%, 02/15/21	150	150,267
University of North Texas System RB, Series A, 5.00%, 04/15/21	265	267,581
University of Texas System (The) RB
VRDN, 0.02%, 08/01/32 (Put 02/04/21)(b)(c)	2,345	2,345,000
Series A, 4.00%, 08/15/21	90	91,895
Series B, 4.00%, 08/15/21	80	81,685
Series B, 5.00%, 08/15/21	155	159,095
Series C, 5.00%, 08/15/21	280	287,398
Series D, 5.00%, 08/15/21	150	153,963
Series I, 5.00%, 08/15/21	260	266,869
		39,216,534
Utah — 1.0%
Central Utah Water Conservancy District GOL, Series C, 5.00%, 04/01/21	105	105,843
County of Salt Lake UT RB, Series A, 5.00%, 02/01/21	75	75,000
Intermountain Power Agency RB, Series A, 5.00%, 07/01/21	295	300,679
Metropolitan Water District of Salt Lake & Sandy RB, Series A, 4.00%, 07/01/21	100	101,618
State of Utah GO
5.00%, 07/01/21	475	484,648
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	860	877,363
Series A, 4.00%, 07/01/21	35	35,566
Series A, 5.00%, 07/01/22 (PR 07/01/21)	95	96,918
Series A, 5.00%, 07/01/26 (PR 07/01/21)	400	408,076
University of Utah (The) RB, Series A, 5.00%, 08/01/21	175	179,288
Utah State Building Ownership Authority RB, 5.00%, 05/15/21	580	588,073
Utah Transit Authority RB, Series A, 5.00%, 06/15/21	105	106,864
		3,359,936
Vermont — 0.2%
Vermont Municipal Bond Bank RB, Series 3, 5.00%, 12/01/21	565	588,024

Virginia — 5.9%
City of Alexandria VA GO, Series A, 5.00%, 07/15/21 (SAW)	35	35,778
City of Norfolk VA GO, 5.00%, 08/01/21 (SAW)	80	81,952
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/21	150	155,500
City of Richmond VA GO, Series B, 5.00%, 07/15/21	145	148,222
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/21 (SAW)	75	77,260
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/21	140	142,281
County of Arlington VA GO
Series A, 4.00%, 08/01/29 (PR 08/01/21)	2,000	2,039,060
Series A, 5.00%, 08/01/21	155	158,822
Series A, 5.00%, 08/15/21	210	215,584
Series C, 5.00%, 08/15/22 (PR 02/15/21) (SAW),	1,100	1,101,958
Security	Par (000)	Value

Virginia (continued)
County of Fairfax VA GO
Series A, 5.00%, 10/01/21 (SAW)	$920	$950,038
Series A, 5.00%, 10/01/25 (PR 10/01/21) (SAW),	1,250	1,290,900
Series A, 5.00%, 10/01/29 (PR 10/01/21) (SAW),	1,100	1,135,992
Series B, 5.00%, 04/01/21 (SAW),	115	115,927
Series C, 5.00%, 10/01/21 (SAW),	350	361,427
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/24 (PR 07/15/21)	580	592,940
County of Henrico VA GO, 5.00%, 07/15/21	380	388,444
County of Loudoun VA GO
Series A, 5.00%, 12/01/21	40	41,640
Series A, 5.00%, 12/01/21 (SAW)	645	671,452
Fairfax County Economic Development Authority RB, Series A, 5.00%, 10/01/21	80	82,606
Virginia College Building Authority RB
5.00%, 09/01/21 (ST INTERCEPT)	170	174,864
5.00%, 09/01/21 (ETM) (ST INTERCEPT)	70	71,961
Series A, 5.00%, 02/01/21	705	705,000
Series A, 5.00%, 09/01/21	200	205,722
Series D, 5.00%, 02/01/21 (HERBIP),	250	250,000
Series E-1, 5.00%, 02/01/21	170	170,000
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/21	100	100,589
5.00%, 05/15/21	825	836,632
5.00%, 09/15/21	340	350,380
5.00%, 05/15/25 (PR 05/15/21) (SAP),	1,175	1,191,603
5.00%, 05/15/32 (PR 05/15/21) (SAP),	1,600	1,622,608
Series B, 5.00%, 03/15/21	130	130,766
Series B, 5.00%, 09/15/21	75	77,290
Virginia Public Building Authority RB, Series B, 5.00%, 08/01/21	395	404,598
Virginia Public School Authority RB
5.00%, 08/01/21 (SAW)	450	461,010
Series A, 5.00%, 08/01/21 (SAW),	35	35,858
Series B, 4.00%, 08/01/26 (PR 08/01/21) (NPFGC),	525	535,253
Series B, 5.00%, 08/01/21 (NPFGC)	185	189,532
Series C, 5.00%, 08/01/21 (SAW),	100	102,450
Series IV, 5.00%, 04/15/21	105	106,049
Virginia Resources Authority Clean Water Revolving Fund RB
5.00%, 10/01/21	385	397,597
Series B, 5.00%, 10/01/21	190	196,217
Virginia Resources Authority RB
5.00%, 11/01/21	405	419,912
Series B, 5.00%, 11/01/21	240	248,837
Series B, 5.00%, 11/01/21 (SAW),	30	31,105
Series C, 5.00%, 11/01/21	100	103,682
		18,907,298
Washington — 4.9%
Auburn School District No. 408 of King & Pierce Counties GO, Series B, 4.00%, 12/01/21 (GTD)	75	77,434
Central Puget Sound Regional Transit Authority RB
Series P-1, 5.00%, 02/01/21	165	165,000
Series S-1, 5.00%, 11/01/21	300	311,001
City of Bellevue WA GOL, 5.00%, 12/01/21	525	546,393
City of Seattle WA GO, 5.00%, 12/01/21	460	478,745
City of Seattle WA GOL
4.50%, 03/01/21	50	50,179
5.00%, 09/01/21	110	113,134
Series A, 5.00%, 11/01/21	425	440,585

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Municipal Drainage & Wastewater Revenue RB
5.00%, 04/01/21	$115	$115,925
5.00%, 09/01/21	70	71,994
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/21	295	303,405
Series A, 5.00%, 02/01/21	180	180,000
Series B, 5.00%, 04/01/21	300	302,412
Series C, 5.00%, 09/01/21	75	77,137
City of Seattle WA Water System Revenue RB
5.00%, 05/01/21	120	121,456
5.00%, 09/01/21	700	719,943
City of Vancouver WA GOL, Series B, 5.00%, 12/01/21	245	254,984
County of Clark WA GOL, 5.00%, 12/01/21	50	52,038
County of King WA GO, 5.00%, 12/01/21	125	130,094
County of King WA GOL
5.00%, 06/01/21	80	81,301
5.00%, 07/01/21	160	163,258
5.00%, 12/01/21	60	62,445
Series B, 5.00%, 12/01/21	115	119,686
Series E, 4.00%, 06/01/21	100	101,295
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/21	325	331,617
County of Pierce WA GOL, Series A, 5.00%, 08/01/21	115	117,806
County of Snohomish WA GOL, 5.00%, 12/01/21	210	218,557
Energy Northwest RB, Series A, 5.00%, 07/01/21	665	678,366
Franklin County School District No. 1 Pasco GO, 4.00%, 12/01/21 (GTD)	180	185,796
King & Snohomish Counties School District No 417 Northshore, 5.00%, 12/01/21	250	260,210
King County Public Hospital District No. 2 GO, 5.00%, 12/01/21	50	52,037
King County School District No. 405 Bellevue GO, Series A, 5.00%, 12/01/21 (GTD)	175	182,147
Lewis County Public Utility District No. 1 RB, 5.00%, 10/01/21.	45	46,466
Pierce County School District No. 416 White River GO, 5.00%, 12/01/21 (GTD)	50	52,038
Pierce County School District No. 83 University Place GO, 4.00%, 12/01/21 (GTD)	100	103,245
Port of Seattle WA RB
Series A, 4.00%, 08/01/21	140	142,507
Series A, 5.00%, 08/01/21	150	153,432
Series A, 5.25%, 07/01/21 (NPFGC),	235	239,996
Series B, 5.00%, 03/01/21	165	165,635
Public Utility District No. 1 of Cowlitz County WA RB, Series A, 5.00%, 09/01/21	25	25,697
Snohomish County Public Utility District No. 1 RB, 4.00%, 12/01/21	195	201,328
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/01/21 (GTD)	180	187,335
Snohomish County School District No. 2 Everett GO
4.00%, 12/01/21 (GTD),	100	103,254
5.00%, 12/01/21 (GTD),	210	218,576
State of Washington COP.
5.00%, 07/01/21	100	102,044
Series A, 5.00%, 07/01/21	455	464,301
Series B, 4.00%, 07/01/21	225	228,667
State of Washington GO
5.00%, 06/01/21	25	25,409
5.00%, 06/01/21 (ETM)	75	76,183

Security	Par (000)	Value

Washington (continued)
Series 03-C, 0.00%, 06/01/21 (NPFGC)(a),	$115	$114,936
Series 2016A, 5.00%, 07/01/21	240	244,915
Series A, 5.00%, 07/01/21	250	255,120
Series A, 5.00%, 08/01/21	100	102,461
Series A, 5.00%, 08/01/29 (PR 08/01/21)	1,200	1,229,400
Series B, 5.00%, 07/01/21	415	423,499
Series B, 5.00%, 08/01/21	270	276,645
Series C, 0.00%, 06/01/21 (NPFGC)(a),	200	199,888
Series D, 5.00%, 07/01/21	100	102,048
Series R, 5.00%, 07/01/21	450	459,216
Series R-2013A, 5.00%, 07/01/21	135	137,765
Series R-2015, 5.00%, 07/01/21	215	219,403
Series R-2015-E, 5.00%, 07/01/21	515	525,547
Series R-C, 5.00%, 07/01/21	255	260,222
Series. B, 5.00%, 08/01/21	115	117,830
State of Washington RB
Series C, 5.00%, 09/01/21	385	395,853
Series F, 5.00%, 09/01/21	215	221,061
University of Washington RB
5.00%, 07/01/21.	35	35,711
Series A, 5.00%, 04/01/21	220	221,769
Series A, 5.00%, 07/01/21	430	438,733
Series B, 5.00%, 06/01/21	25	25,406
Series C, 5.00%, 07/01/21	55	56,117
Washington State University RB, 5.00%, 04/01/21	95	95,756
		15,761,794
West Virginia — 0.4%
State of West Virginia GO
5.00%, 11/01/21	200	207,334
Series A, 5.00%, 11/01/21	385	399,118
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/21	250	257,002
West Virginia State School Building Authority Lottery RB, Series A, 5.00%, 07/01/21	175	178,504
West Virginia University RB, Series B, 5.00%, 10/01/21	25	25,818
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/21	100	102,010
		1,169,786
Wisconsin — 1.7%
City of Milwaukee WI GO
5.00%, 05/01/21	25	25,290
Series N-3, 5.00%, 05/15/21	95	96,276
Milwaukee County Metropolitan Sewer District GO, Series A, 5.25%, 10/01/21	150	155,136
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
Series 1, 4.00%, 06/01/21 (ETM)	255	258,269
Series 1, 5.00%, 06/01/21 (ETM)	100	101,612
Series 2, 5.00%, 06/01/21 (ETM)	30	30,484
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/21	425	431,923
State of Wisconsin GO
Series 1, 5.00%, 05/01/21	635	642,721
Series 1, 5.00%, 11/01/21	345	357,675
Series 2, 4.00%, 11/01/21	335	344,809
Series 2, 5.00%, 05/01/21	155	156,885
Series 3, 5.00%, 11/01/21	705	730,902
Series A, 5.00%, 05/01/21	205	207,493
Series B, 5.00%, 05/01/21	50	50,608

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
First Series, 5.00%, 07/01/21	$405	$413,225
Series 1, 5.00%, 07/01/21	605	617,288
Series 1, 5.00%, 07/01/21 (ETM)	90	91,836
Series 2, 5.00%, 07/01/21	130	132,640
Wisconsin Health & Educational Facilities Authority RB, 4.00%, 11/15/21	50	51,524
WPPI Energy RB, Series A, 5.00%, 07/01/21	385	392,346
		5,288,942
Total Municipal Debt Obligations — 99.7%
(Cost: $318,128,476)		319,880,094

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	198	197,570

Total Short-Term Investments — 0.1%
(Cost: $197,533)		197,570

Total Investments in Securities — 99.8%
(Cost: $318,326,009)		320,077,664

Other Assets, Less Liabilities — 0.2%		786,568

Net Assets — 100.0%		$320,864,232

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$275,859	$—	$(78,347	(a)	$19	$39	$197,570	198	$26	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$319,880,094	$—	$319,880,094
Money Market Funds	197,570	—	—	197,570
	$197,570	$319,880,094	$—	$320,077,664

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	BAM	Build America Mutual Assurance Co.
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation
AMBAC	Ambac Assurance Corp.	ETM	Escrowed to Maturity

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2021 Term Muni Bond ETF
January 31, 2021

Portfolio Abbreviations - Fixed Income (continued)

FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax
TA	Tax Allocation